Operating assets and liabilities - Leases - Leased property, plant and equipment (Details) - DKK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 8,481	kr 6,842
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	7,600	6,067
Other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 881	kr 775